Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net income	$ 34,673	$ 18,767
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	163	67
Depreciation expense	26,146	25,424
Amortization of intangibles	6,078	2,545
Amortization of grants	(98)	(87)
Share compensation expense	8,834	6,355
Deferred taxes	(9,475)	(7,385)
Changes in assets and liabilities:
Increase in accounts receivable	(27,509)	(22,682)
Decrease/(increase) in unbilled revenue	12,698	(33,417)
Decrease/(increase) in other receivables	1,159	(4,203)
Decrease/(increase) in prepayments and other current assets	353	(4,389)
Increase in other non current assets	(431)	(357)
Increase/(decrease) in payments on account	35,724	(5,234)
Increase in other current liabilities	13,220	14,170
Increase/(decrease) in other non current liabilities	97	(618)
(Increase)/decrease in income taxes receivable	(4,074)	894
Increase/(decrease) in accounts payable	3,915	(7,478)
Net cash provided by/(used in) operating activities	101,473	(17,628)
Cash flows from investing activities:
Purchase of property, plant and equipment	(22,361)	(24,608)
Purchase of subsidiary undertakings	(68,995)	(62,777)
Cash acquired with subsidiary undertakings	2,899	8,300
Purchase of short term investments	(86,528)	(40,000)
Sale of short term investments	81,710	381
Net cash used in investing activities	(93,275)	(118,704)
Cash flows from financing activities:
Proceeds from exercise of share options	5,287	3,010
Share issuance costs	(76)	(74)
Tax benefit from the exercise of share options	852	474
Repurchase of ordinary shares	(15,605)
Share repurchase costs	(190)
Receipt of government grant	340
Drawdown of bank credit lines and loan facilities	20,000
Repayment of bank credit lines and loan facilities	(20,000)
Net cash (used by)/provided by financing activities	(9,392)	3,410
Effect of exchange rate movements on cash	1,328	4,003
Net increase/(decrease) in cash and cash equivalents	134	(128,919)
Cash and cash equivalents at beginning of period	119,237	255,706
Cash and cash equivalents at end of period	$ 119,371	$ 126,787